Nature of Business and Organization - Schedule of Consolidated Financial Statements (Details)	6 Months Ended
Dec. 31, 2025
Galaxy Payroll Group Limited (“Galaxy Payroll BVI”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	● Located in the British Virgin Islands (“BVI”) ● Incorporated on August 26, 2021
Ownership
Principal activities	Investment holding
Melkweg Holdings Limited (“Melkweg Cayman”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	● Located in the Cayman Islands ● Incorporated on October 31, 2019
Ownership	100% directly owned by Galaxy Payroll BVI
Principal activities	Investment holding
Melkweg Holdings (BVI) Limited (“Melkweg BVI”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	● Located in the BVI ● Incorporated on November 5, 2019
Ownership	100% directly owned by Melkweg Cayman
Principal activities	Investment holding
Galaxy Payroll Services Limited (“Galaxy Payroll (HK)”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	● Located in Hong Kong ● Incorporated on February 21, 2013
Ownership	100% owned by Melkweg BVI
Principal activities	Provision of payroll outsourcing and employment services
Galaxy Recursos Humanos (Macau) Limitada (“Galaxy HR (Macau)”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	● Located in Macau ● Incorporated on July 26, 2016
Ownership	98% owned by Galaxy Payroll (HK) and 2% owned by Galaxy Solutions Partner
Principal activities	Provision of payroll outsourcing services
Galaxy Payroll (Taiwan) Limited (“Galaxy Payroll (TW)”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	● Located in Hong Kong ● Incorporated on December 31, 2018
Ownership	100% owned by Melkweg BVI
Principal activities	Investment holding
Galaxy Human Resources Limited (“Galaxy HR (TW)”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	● Located in Taiwan ● Incorporated on March 21, 2018
Ownership	100% owned by Galaxy Payroll (TW)
Principal activities	Provision of employment services
Galaxy Solutions Partner Limited (“Galaxy Solutions Partner”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	● Located in Hong Kong ● Incorporated on February 5, 2013
Ownership	100% owned by Melkweg BVI
Principal activities	Provision of employment services (acting as employer of record)
Galaxy Payroll (China) Limited (“Galaxy Payroll (China)”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	● Located in Hong Kong ● Incorporated on October 24, 2017
Ownership	100% owned by Melkweg BVI
Principal activities	Investment holding
Galaxy Corporate Management Consultancy (Shenzhen) Limited (“Galaxy HR (SZ)”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	● Located in People’s Republic of China (“PRC”) ● Incorporated on February 21, 2013
Ownership	100% owned by Galaxy Payroll (China)
Principal activities	Provision of payroll outsourcing and employment services